COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	98.5%
COMMUNICATIONS—TOWERS	12.9%
American Tower Corp.		1,544,695	$304,397,597
Crown Castle International Corp.		860,334	110,122,752
SBA Communications Corp.		741,489	148,045,694

			562,566,043

REAL ESTATE	85.6%
DATA CENTERS	10.3%
CyrusOne, Inc.		1,737,254	91,101,600
Digital Realty Trust, Inc.		530,857	63,171,983
Equinix, Inc.		649,922	294,518,653

			448,792,236

DIVERSIFIED	0.7%
CBRE Group, Inc. Class A(a)		625,585	30,935,178

HEALTH CARE	9.4%
HCP, Inc.		676,330	21,169,129
Sabra Health Care REIT, Inc.		5,830,281	113,515,571
Welltower, Inc.		3,545,464	275,128,007

			409,812,707

HOTEL	4.3%
Park Hotels & Resorts, Inc.		3,467,901	107,782,363
Pebblebrook Hotel Trust		1,550,106	48,146,292
Red Rock Resorts, Inc. Class A		1,133,514	29,301,337

			185,229,992

INDUSTRIALS	8.1%
Americold Realty Trust		929,230	28,350,807
Industrial Logistics Properties Trust		1,483,047	29,913,058
Liberty Property Trust		1,281,194	62,035,414
Prologis, Inc.		3,219,757	231,661,516

			351,960,795

NET LEASE	7.0%
Agree Realty Corp.		835,515	57,934,610
VEREIT, Inc.		15,310,766	128,151,112
VICI Properties, Inc.		5,418,257	118,551,463

			304,637,185

1

		Shares	Value
OFFICE	7.9%
Boston Properties, Inc.		557,151	$74,591,376
Douglas Emmett, Inc.		1,869,442	75,562,846
Hudson Pacific Properties, Inc.		2,969,315	102,203,822
Kilroy Realty Corp.		1,207,046	91,687,214

			344,045,258

RESIDENTIAL	21.1%
APARTMENT	13.0%
Apartment Investment & Management Co., Class A		1,923,209	96,718,181
Essex Property Trust, Inc.		722,580	208,999,039
UDR, Inc.		5,670,120	257,763,655

			563,480,875

MANUFACTURED HOME	4.0%
Equity LifeStyle Properties, Inc.		384,361	43,932,462
Sun Communities, Inc.		1,116,925	132,377,951

			176,310,413

SINGLE FAMILY	4.1%
American Homes 4 Rent, Class A		1,934,903	43,960,996
Invitation Homes, Inc.		5,546,835	134,954,496

			178,915,492

TOTAL RESIDENTIAL			918,706,780

SELF STORAGE	8.6%
Extra Space Storage, Inc.		1,532,290	156,155,674
Life Storage, Inc.		663,726	64,560,628
Public Storage		698,095	152,031,129

			372,747,431

SHOPPING CENTERS	6.0%
COMMUNITY CENTER	3.6%
SITE Centers Corp.		4,232,919	57,652,357
Urban Edge Properties		3,168,968	60,210,392
Weingarten Realty Investors		1,305,498	38,342,476

			156,205,225

FREE STANDING	0.8%
Realty Income Corp.		469,809	34,559,150

2

		Shares	Value
REGIONAL MALL	1.6%
Macerich Co. (The)		632,582	$27,422,430
Taubman Centers, Inc.		831,356	43,962,105

			71,384,535

TOTAL SHOPPING CENTERS			262,148,910

SPECIALTY	2.2%
Iron Mountain, Inc.		1,244,845	44,142,204
Lamar Advertising Co., Class A		611,790	48,490,475

			92,632,679

TOTAL REAL ESTATE			3,721,649,151

TOTAL COMMON STOCK (Identified cost—$3,488,839,198)			4,284,215,194

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(b)		30,187,628	30,187,628

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$30,187,628)			30,187,628

PURCHASED OPTION CONTRACTS (Premiums paid—$823,368)	0.0%		417,978
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,519,850,194)	99.2%		4,314,820,800
WRITTEN OPTION CONTRACTS	(0.0)		(475,899)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		33,997,359

NET ASSETS (Equivalent to $67.71 per share based on 64,221,264 shares of common stock outstanding)	100.0%		$4,348,342,260

3

Over-the-Counter Option Contracts

Purchased Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (c)	Premiums Paid	Value
Put — American Tower Corp.	Goldman Sachs International	$193.30	4/18/19	2,802	$55,216,212	$823,368	$417,978
				2,802	$55,216,212	$823,368	$417,978

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (c)	Premiums Received	Value
Call — American Tower Corp.	Goldman Sachs International	$199.16	4/18/19	(2,802)	$(55,216,212)	$(302,000)	$(404,090)
Put — American Tower Corp.	Goldman Sachs International	183.54	4/18/19	(2,802)	(55,216,212)	(193,114)	(71,809)
				(5,604)	$(110,432,424)	$(495,114)	$(475,899)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.
(c)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

4

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$4,284,215,194	$4,284,215,194	$—	$—
Short-Term Investments	30,187,628	—	30,187,628	—
Purchased Option Contracts	417, 978	—	417, 978	—

Total Investments in Securities(a)	$4,314,820,800	$4,284,215,194	$30,605,606	$—

Written Option Contracts	$(475,899)	$—	$(475,899)	$—

Total Derivative Liabilities(a)	$(475,899)	$—	$(475,899)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s option contracts activity for the three months ended March 31, 2019:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$55,216,212	$110,432,424

(a)

Notional amounts represent the average for al1 months in which the Fund had option contracts outstanding at month-end. For the period, this represents one month for purchased and written options, respectively.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.